Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 284,742	$ 293,484
Short-term Deposits	28,300	28,300
Accounts receivable, net	102,212	132,558
Inventories	164,588	168,504
Prepaid expenses	7,056	6,567
Other current assets	19,969	29,659
Total current assets	606,867	659,072
Non-current assets
Property, plant and equipment, net	194,437	189,706
Goodwill	385,636	385,658
Other intangible assets, net	75,638	87,328
Operating lease right-of-use assets	17,738	20,936
Other non-current assets	33,744	38,819
Total non-current assets	707,193	722,447
Total assets	1,314,060	1,381,519
Current liabilities
Accounts payable	30,600	35,818
Accrued expenses and other current liabilities	23,743	28,528
Accrued compensation and related benefits	29,548	34,013
Deferred revenues	48,617	52,268
Operating lease liabilities - short-term	8,667	9,292
Total current liabilities	141,175	159,919
Non-current liabilities
Deferred revenues - long-term	13,489	16,039
Operating lease liabilities - long-term	9,493	12,445
Other non-current liabilities	31,576	35,343
Total non-current liabilities	54,558	63,827
Total liabilities	195,733	223,746
Redeemable non-controlling interests	572	622
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousands shares; 55,030 thousands shares and 54,441 thousands shares issued and outstanding at June 30, 2020 and December 31, 2019, respectively	150	148
Additional paid-in capital	2,717,963	2,706,894
Accumulated other comprehensive loss	(8,494)	(7,716)
Accumulated deficit	(1,591,864)	(1,542,175)
Total equity	1,117,755	1,157,151
Total liabilities and equity	$ 1,314,060	$ 1,381,519